Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Procedures
The Compensation Committee approves equity awards for our named executive officers on or before the date of grant, and it is the Compensation Committee’s general practice to approve annual equity awards in the first quarter of each fiscal year based on the Company’s and the individual’s prior fiscal year performance. On occasion, equity awards may be granted outside of our annual grant cycle for new hires, promotions, retention, or other purposes. Generally, the date of grant for equity awarded to our named executive officers is when the Company otherwise has no material non-public information (“MNPI”); moreover, the Company does not grant equity awards in anticipation of the release of MNPI. Similarly, the Company does not permit the timed disclosure of MNPI for the purpose of affecting the value of executive compensation nor does it take MNPI into account when determining the timing and terms of equity grants. During 2025, none of the named executive officers were granted stock options.

Award Timing Method	The Compensation Committee approves equity awards for our named executive officers on or before the date of grant, and it is the Compensation Committee’s general practice to approve annual equity awards in the first quarter of each fiscal year based on the Company’s and the individual’s prior fiscal year performance. On occasion, equity awards may be granted outside of our annual grant cycle for new hires, promotions, retention, or other purposes.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Generally, the date of grant for equity awarded to our named executive officers is when the Company otherwise has no material non-public information (“MNPI”); moreover, the Company does not grant equity awards in anticipation of the release of MNPI. Similarly, the Company does not permit the timed disclosure of MNPI for the purpose of affecting the value of executive compensation nor does it take MNPI into account when determining the timing and terms of equity grants.
MNPI Disclosure Timed for Compensation Value	false